TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Changes in Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in the tax, labor and civil provisions :
Balance at the beginning of the year	R$ 2,239,226
Balance at the end of the year	827,883	R$ 2,239,226
Tax, labor and civil provisions
Changes in the tax, labor and civil provisions :
Balance at the beginning of the year	2,239,226	1,904,730
Additions	527,543	313,246
Monetary correction	(419,567)	178,661
Reversal of accrued amounts	(1,517,787)	(144,025)
Foreign exchange effect on provisions in foreign currency	(201)	(3,235)
Effect of selling of subsidiary		(10,151)
Loss of control by joint venture creation	(1,331)
Balance at the end of the year	R$ 827,883	R$ 2,239,226